Taxation (Details)	12 Months Ended				12 Months Ended								3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended																																																	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Perfect Online Holding Limited (PW Hong Kong) PW Software, Shanghai PW Software and PW Game Software	Dec. 31, 2014 United States Minimum	Dec. 31, 2014 United States Maximum	Dec. 31, 2014 MASSACHUSETTS	Dec. 31, 2014 WASHINGTON	Dec. 31, 2014 Hong Kong	Dec. 31, 2014 Taiwan TWD	Dec. 31, 2014 Netherlands	Dec. 31, 2014 Netherlands Perfect World Universal Cooperatieve U.A. (PW Universal) EUR (€)	Mar. 31, 2014 Japan	Dec. 31, 2014 Japan	Mar. 31, 2014 Japan C&C Media Co., Ltd. (C&C Media)	Dec. 31, 2014 Japan C&C Media Co., Ltd. (C&C Media)	Dec. 31, 2013 Japan C&C Media Co., Ltd. (C&C Media)	Dec. 31, 2012 Japan C&C Media Co., Ltd. (C&C Media)	Mar. 31, 2014 Japan CCO Co., Ltd. (CCO)	Dec. 31, 2014 Japan CCO Co., Ltd. (CCO)	Dec. 31, 2013 Japan CCO Co., Ltd. (CCO)	Dec. 31, 2012 Japan CCO Co., Ltd. (CCO)	Jan. 01, 2008 Domestic	Dec. 31, 2014 Domestic	Dec. 31, 2013 Domestic	Dec. 31, 2012 Domestic	Dec. 31, 2011 Domestic	Dec. 31, 2010 Domestic	Dec. 31, 2009 Domestic	Dec. 31, 2008 Domestic	Dec. 31, 2014 Domestic Maximum	Dec. 31, 2013 Domestic Maximum	Dec. 31, 2012 Domestic Maximum	Dec. 31, 2011 Domestic Maximum	Dec. 31, 2010 Domestic Maximum	Dec. 31, 2009 Domestic Maximum	Dec. 31, 2008 Domestic Maximum	Dec. 31, 2014 Domestic Subsidiaries and VIEs incorporated in China	Dec. 31, 2014 Domestic VIEs incorporated in China	Dec. 31, 2014 Domestic Beijing Perfect World Network Technology Co., Ltd. (PW Network)	Dec. 31, 2013 Domestic Beijing Perfect World Network Technology Co., Ltd. (PW Network)	Dec. 31, 2012 Domestic Beijing Perfect World Network Technology Co., Ltd. (PW Network)	Dec. 31, 2014 Domestic Beijing Perfect World Software Co., Ltd. (PW Software)	Dec. 31, 2013 Domestic Beijing Perfect World Software Co., Ltd. (PW Software)	Dec. 31, 2012 Domestic Beijing Perfect World Software Co., Ltd. (PW Software)	Dec. 31, 2011 Domestic Beijing Perfect World Software Co., Ltd. (PW Software)	Dec. 31, 2010 Domestic Beijing Perfect World Software Co., Ltd. (PW Software)	Dec. 31, 2014 Domestic Shanghai Perfect World Network Technology Co., Ltd. (Shanghai PW Network)	Dec. 31, 2013 Domestic Shanghai Perfect World Network Technology Co., Ltd. (Shanghai PW Network)	Dec. 31, 2012 Domestic Shanghai Perfect World Network Technology Co., Ltd. (Shanghai PW Network)	Dec. 31, 2011 Domestic Shanghai Perfect World Network Technology Co., Ltd. (Shanghai PW Network)	Dec. 31, 2014 Domestic Beijing Perfect World Digital Entertainment Software Co., Ltd. (PW Digital Software)	Dec. 31, 2013 Domestic Beijing Perfect World Digital Entertainment Software Co., Ltd. (PW Digital Software)	Dec. 31, 2012 Domestic Beijing Perfect World Digital Entertainment Software Co., Ltd. (PW Digital Software)	Dec. 31, 2014 Domestic Beijing Perfect World Digital Entertainment Co., Ltd. (PW Digital)	Dec. 31, 2013 Domestic Beijing Perfect World Digital Entertainment Co., Ltd. (PW Digital)	Dec. 31, 2012 Domestic Beijing Perfect World Digital Entertainment Co., Ltd. (PW Digital)	Dec. 31, 2014 Domestic Other major China-based subsidiaries and VIEs	Dec. 31, 2014 Domestic Beijing Perfect World Game Software Co., Ltd. (PW Game Software)	Dec. 31, 2017 Domestic Beijing Perfect World Game Software Co., Ltd. (PW Game Software) Forecast	Dec. 31, 2016 Domestic Beijing Perfect World Game Software Co., Ltd. (PW Game Software) Forecast	Dec. 31, 2015 Domestic Beijing Perfect World Game Software Co., Ltd. (PW Game Software) Forecast	Dec. 31, 2014 Domestic Shanghai Perfect World Software Co., Ltd. (Shanghai PW Software)	Dec. 31, 2017 Domestic Hefei Perfect World Network Technology Co., Ltd. (Hefei PW Network) Forecast	Dec. 31, 2016 Domestic Hefei Perfect World Network Technology Co., Ltd. (Hefei PW Network) Forecast	Dec. 31, 2015 Domestic Hefei Perfect World Network Technology Co., Ltd. (Hefei PW Network) Forecast	Dec. 31, 2018 Domestic Chengdu Perfect World Network Technology Co., Ltd. (Chengdu PW Network) Forecast	Dec. 31, 2017 Domestic Chengdu Perfect World Network Technology Co., Ltd. (Chengdu PW Network) Forecast	Dec. 31, 2016 Domestic Chengdu Perfect World Network Technology Co., Ltd. (Chengdu PW Network) Forecast	Dec. 31, 2014 Domestic PRC subsidiaries CNY	Dec. 31, 2013 Domestic PRC subsidiaries CNY	Dec. 31, 2012 Domestic PRC subsidiaries CNY	Dec. 31, 2014 Malaysia	Dec. 31, 2014 Malaysia Perfect Star Co., Ltd. (PW Malaysia) MYR	Dec. 31, 2014 Malaysia Perfect Play SDN. BHD. (Perfect Play)	Dec. 31, 2014 Cayman Islands	Dec. 31, 2014 Korea	Dec. 31, 2014 Korea PW Korea Minimum	Dec. 31, 2014 Korea PW Korea Maximum	Dec. 31, 2014 Thailand	Dec. 31, 2014 Thailand Perfect World (Thailand) Co., Ltd. (PW Thailand)	Dec. 31, 2014 Singapore	Dec. 31, 2014 Singapore Perfect World Games (Singapore) Pte. Ltd. (PW Singapore) SGD
Taxation
Withholding tax accrued on undistributed earnings as of the balance sheet date																																																																						21,295,237	26,540,876	19,645,562
Value added tax rate on revenues generated from oversea licensing, software development and relevant technology consulting services (as a percent)										5.00%	21.00%																											6.00%																																							10.00%			7.00%
Consumption tax rate (as a percent)													5.00%	8.00%
VAT rate one (as a percent)																																							6.00%
VAT rate two (as a percent)																																							17.00%
Threshold effective tax rate (as a percentage)																																							3.00%
Business tax rate on revenues generated from online game operations (as a percent)																																							5.00%
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)																																																																												0.00%
Corporate income tax rate (as a percent)	25.00%	25.00%	25.00%		15.00%	35.00%			16.50%	17.00%		25.00%			38.00%	35.60%	38.00%	40.70%	38.00%	35.60%	38.00%	40.70%		25.00%																																		25.00%																	25.00%			11.00%	24.20%		20.00%		17.00%
Sales tax rate (as a percentage)							6.25%	6.50%
Service tax rate (as a percentage)																																																																									6.00%
Corporate income tax (as a fix amount per year)																																																																										20,000
Exempt taxable income, maximum amount (in new taiwan dollars)										120,000
Corporate income tax rate first bracket (as a percent)												20.00%
Maximum taxable income subject to lower income tax rate												200,000
Percentage of bucket one income exempt from income tax																																																																																			75.00%
Maximum exempt taxable income- bucket one																																																																																			10,000
Percentage of bucket two income exempt from income tax																																																																																			50.00%
Maximum exempt taxable income- bucket two																																																																																			290,000
Reduction in effective income tax rate (as a percent)																																													50.00%	50.00%	50.00%		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%			50.00%	50.00%	50.00%		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Goods and services tax rate (as a percent)																																																																																		7.00%
Preferential tax rate (as a percent)																																								15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%			12.50%	12.50%	12.50%		12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Transition period for unified income tax rate																								5 years
Period of preferential tax rate for entity which established before March 16, 2007																							5 years
Withholding tax on undistributed dividends
Withholding tax rate on undistributed dividends (as a percent)																								10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Withholding tax rate on undistributed dividends under tax treaty arrangement (as a percent)																															5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%						5.00%																5.00%				5.00%
Minimum percentage of equity interest directly owned by foreign investor to be qualified for lower withholding tax rate																								25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Equity interest held (as a percent)				100.00%
Withholding tax rate for the group's VIEs (as a percent)	5.00%	5.00%
Unrecognized deferred tax liabilities related to the withholding tax on undistributed earnings of the Group's VIEs	77,909,816	69,817,831
Withholding income tax expense	12,525,132	8,247,703	9,888,633